4. Intangible Assets (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets Details 1
For the year ended December 31, 2012	$ 378,257
For the year ended December 31, 2013	339,902
For the year ended December 31, 2014	300,484
For the year ended December 31, 2015	262,242
For the year ended December 31, 2016	91,639
Total	$ 1,372,524	$ 1,236,996